Balances and Transactions with Related Parties - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Benefits of key management and board of directors generally comprise of short-term benefits and share-based payments	₽ 137	₽ 136	₽ 142
Key Management Personnel of Entity or Parent [member]
Disclosure of transactions between related parties [line items]
Customer accounts	₽ 97	₽ 27